SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                                     VARIABLE SEPARATE ACCOUNT
                                    Supplement to the Prospectus
                       POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 2, 2011


     References to contracts issued prior to June 20, 2011 are hereby changed to July 18, 2011 in the following sections of the prospectus:

*	the contract maintenance fee appearing in Footnote 2 of the FEE
      TABLE and in the third paragraph under the CONTRACT MAINTENANCE FEE sub-section of the prospectus.





























Dated:  June 20, 2011





                          Please keep this Supplement with your Prospectus.